Notes receivable	12 Months Ended
Dec. 31, 2024
Financing Receivable, after Allowance for Credit Loss [Abstract]
Notes receivable	Notes receivable
Notes receivable consists of the following as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Current portion of notes receivable	$451	$7,020
Long-term note receivable	2,037	—
Total notes receivable	$2,488	$7,020
In connection with the Company’s acquisition of all assets of Grace & Co. (dba Dark Heart Nursery), the Company issued a $7.0 million interest bearing promissory note to the seller on October 27, 2023. On January 17, 2024, Curaleaf DH, Inc., an entity in which the Company has an indirect controlling financial interest, acquired all assets of Grace & Co. (dba Dark Heart Nursery) via forgiveness of the $7.0 million promissory note plus interest and cash consideration of $1.7 million. See Note 4 — Acquisitions for further details.
On January 1, 2024, Four20 converted €0.8 million of overdue accounts receivable of its customer, Canymed GmbH (“Canymed”), into a note receivable in the amount of €0.8 million. The note assures collectability of the overdue accounts receivable outstanding and is secured by collateral of assets in an amount equal to the outstanding balance. The note is inclusive of interest of 8% and the note receivable was settled in full on January 30, 2025.
On February 23, 2024, the Company signed a real estate purchase agreement to sell the property and equipment of Acres Cultivation LLC and Acres Dispensary LLC for total consideration of $3.3 million, which consists of cash consideration of $1.1 million and the issuance of a secured note with a principal amount of $2.2 million. The note is secured by the property and equipment acquired by the borrower. The secured note earns interest at 8% per annum and matures in February 2027. See Note 5 — Assets and liabilities held for sale for further details.
In connection with the sale of Curaleaf Maine Adult Use, Inc., the Company issued a promissory note in the principal amount of $0.1 million (the “Maine Promissory Note”). The principal balance and accrued interest are payable in ten equal monthly installments. The first payment was due on the closing date and subsequent payments due each month thereafter until paid in entirety. The Maine Promissory Note earns interest at 5.17% and matures in March 2025. See Note 6 — Discontinued operations for further details.
Information about the Company’s exposure to credit and market risks and impairment losses for its notes receivable is included in Note 28 — Fair value measurements and financial risk management.